Nature and Continuance of Operations	12 Months Ended
Mar. 31, 2020
Nature and Continuance of Operations [Abstract]
Nature and Continuance of Operations

1. Nature and Continuance of Operations

GreenPower Motor Company Inc. (“GreenPower” or the “Company”) was incorporated in the Province of British Columbia on September 18, 2007. The Company is in the business of manufacturing and distributing all-electric transit, school and charter buses.

The primary office is located at Suite 240-209 Carrall St., Vancouver, Canada.

The consolidated financial statements were authorized by the Board of Directors on July 16, 2020.

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards with the assumption that the Company will be able to realize its assets and discharge its liabilities in the normal course of business.

The Company’s continuing operations are dependent upon its ability to raise capital and generate cash flows. At March 31, 2020, the Company had working capital of $743,131 and an accumulated deficit of $23,852,634. These consolidated financial statements do not include any adjustments related to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue in existence. The continuation of the Company as a going concern is dependent on future cash flows from operations including the successful sale and manufacture of electric buses to achieve a profitable level of operations and obtaining necessary financing to fund ongoing operations. To this end, the Company has now delivered and received payment for all-electric buses to customers, has a backlog of orders for delivery, and has a line of credit with a credit limit of up to $8 million to meet funding requirements. The Company's ability to achieve its business objectives is subject to material uncertainty which may cast significant doubt upon the Company’s ability to continue as a going concern.

The Company faces risks from the COVID-19 global pandemic which has had, and will continue to have, a material adverse impact on our business and financial condition. The future impact of the COVID-19 global pandemic is inherently uncertain, and is expected to negatively impact the financial ability of our customers to purchase vehicles from us, of our suppliers’ ability to deliver products used in the manufacture of our all-electric vehicles in a timely manner, if at all, in our employees’ ability to manufacture our vehicles and to carry out their other duties in order to sustain our business, and in our ability to collect certain receivables owing to us, among other factors. In addition, COVID-19 has caused a significant reduction in public transit ridership, which is one of the primary market segments served by Greenpower, which may lead to reduced future sales to this segment, as transit properties adjust to changing demand for their services. We have taken steps to modify our business and staffing levels in order to manage impacts caused by the COVID-19 global pandemic and resulting government and regulatory health orders, these factors are expected to continue to have a negative impact on our financial results, operations, outlook, goals, growth prospects, cash flows, liquidity and share price, and the potential timing and ultimate duration of these negative impacts is uncertain.